CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (DEFICIT) - USD ($)	Common Stock	Additional Paid-in Capital	Retained Earnings	Total
Equity, Attributable to Parent, Beginning Balance at Dec. 31, 2020	$ 308,887	$ 15,501,436	$ (12,956,498)	$ 2,853,826
Shares, Outstanding, Beginning Balance at Dec. 31, 2020	308,887,410
Issuance of common stock for cash	$ 900	44,100	0	45,000
Issuance of common stock for cash	900,000
Issuance of common stock for services	$ 715	50,765	0	51,480
Issuance of common stock for services	715,000
Net Income/(Loss)	$ 0	0	(1,987,122)	(1,987,122)
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2021	$ 338,384	17,075,974	(14,943,620)	2,470,738
Shares, Outstanding, Ending Balance at Dec. 31, 2021	338,384,171
Issuance of common stock for cash	$ 300	14,700	0	15,000
Issuance of common stock for cash	300,000
Issuance of common stock for cash	$ 3,300	161,700	0	165,000
Issuance of common stock for cash	3,300,000
Issuance of common stock for cash	$ 0	0	0	0
Issuance of common stock for debt	$ 1,200	85,200	0	86,400
Issuance of common stock for debt	1,200,000
Issuance of common stock for services	$ 2,000	142,000	0	144,000
Issuance of common stock for services	2,000,000
Issuance of common stock for services	$ 1,000	59,000	0	60,000
Issuance of common stock for services	1,000,000
Issuance of common stock for services	$ 1,178	90,778	0	91,956
Issuance of common stock for services	1,177,778
Issuance of common stock for debt	$ 1,200	58,800	0	60,000
Issuance of common stock for services	$ 3,500	171,500	0	175,000
Issuance of common stock for services	3,500,000
Issuance of common stock for cash	$ 2,000	98,000	0	100,000
Issuance of common stock for cash	2,000,000
Issuance of common stock for debt	$ 12,204	597,995	0	610,199
Issuance of common stock for debt	12,203,983
Cancelation of common stock for debt	$ (800)	(53,013)	0	(53,813)
Cancelation of common stock for debt	(800,267)
Issuance of common stock for cash	$ 508	24,888	0	25,396
Issuance of common stock for cash	507,917
Issuance of common stock for services	$ 6,740	395,360	0	402,100
Issuance of common stock for services	6,740,000
Issuance of common stock-Note Conversion	$ 341	16,690	0	17,031
Issuance of common stock-Note Conversion, shares	340,621
Net Income/(Loss)	$ 0	0	(1,026,538)	(1,026,538)
Equity, Attributable to Parent, Ending Balance at Sep. 30, 2022	$ 345,173	17,459,899	(15,970,158)	1,834,913
Shares, Outstanding, Ending Balance at Sep. 30, 2022	345,172,442
Issuance of common stock for services	2,000,000
Equity, Attributable to Parent, Beginning Balance at Dec. 31, 2021	$ 338,384	17,075,974	(14,943,620)	2,470,738
Shares, Outstanding, Beginning Balance at Dec. 31, 2021	338,384,171
Cancelation of common stock for debt	$ (200)	(9,813)	0	(10,013)
Cancelation of common stock for debt	(200,267)
Issuance of common stock for cash	$ 508	24,888	0	25,396
Issuance of common stock for cash	507,917
Issuance of common stock for services	$ 1,000	63,000	0	64,000
Issuance of common stock-Note Conversion	$ 341	16,690	0	17,031
Issuance of common stock-Note Conversion, shares	340,621
Net Income/(Loss)	$ 0	0	(983,121)	(983,121)
Equity, Attributable to Parent, Ending Balance at Dec. 31, 2022	$ 345,172	17,459,899	(15,926,742)	1,878,330
Shares, Outstanding, Ending Balance at Dec. 31, 2022	345,172,442
Issuance of common stock for services	1,000,000
Issuance of common stock for services	$ 1,000	56,100	0	57,100
Issuance of common stock for services	1,000,000
Issuance of common stock for services	$ 4,400	259,600	0	264,000
Issuance of common stock for services	4,400,000
Issuance of common stock for services	$ 340	16,660	0	17,000
Issuance of common stock for services	340,000
Issuance of common stock for services	6,400,000
Cancellation of common stock for debt	$ (600)	(43,200)	0	(43,800)
Cancellation of common stock for debt	(600,000)
Cancelation of common stock for debt	(200,267)
Issuance of common stock for cash	507,917
Issuance of common stock for services	$ 320	15,680	0	16,000
Issuance of common stock-Note Conversion, shares	340,621
Net Income/(Loss)	$ 0	0	(2,094,316)	(2,094,316)
Equity, Attributable to Parent, Ending Balance at Sep. 30, 2023	$ 354,492	18,691,050	(18,021,058)	1,024,485
Shares, Outstanding, Ending Balance at Sep. 30, 2023	354,492,442
Issuance of common stock for services	320,000
Fair value of restricted stock units	$ 0	76,047	0	76,047
Fair value of options and warrants issued	0	698,424	0	698,424
Issuance of common stock-restricted stock units issued	$ 9,000	$ 441,000	$ 0	$ 450,000
Issuance of common stock-restricted stock units issued	9,000,000
Issuance of common stock for services	4,400,000
Issuance of common stock for services	340,000
Cancellation of common stock for debt	(600,000)